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                                                       -------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-08697
                                   ---------------------------------------------


                         AIM Special Opportunities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


   Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:           (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         --------------------

Date of reporting period:    1/31/05
                          -------------------

Item 1.  Schedule of Investments.

                            AIM OPPORUNITIES I FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            OPP1-QTR-1 1/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)


                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS--60.83%
AEROSPACE & DEFENSE--0.74%
Engineered Support Systems, Inc.                (a)                                      46,500                    $  2,697,465
===============================================================================================================================

APPAREL RETAIL--2.21%
Pacific Sunwear of California, Inc.             (b)                                     133,600                       3,271,864
-------------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                     175,000                       4,737,250
===============================================================================================================================
                                                                                                                      8,009,114
===============================================================================================================================

APPLICATION SOFTWARE--3.21%
American Software, Inc.-Class A                                                         142,189                         925,650
-------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                         145,000                       3,014,550
-------------------------------------------------------------------------------------------------------------------------------
Informatica Corp.                               (b)                                     455,000                       3,521,700
-------------------------------------------------------------------------------------------------------------------------------
Sonic Solutions                                 (a)(b)                                  150,000                       2,671,500
-------------------------------------------------------------------------------------------------------------------------------
Ulticom, Inc.                                   (b)                                     110,000                       1,518,000
===============================================================================================================================
                                                                                                                     11,651,400
===============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.75%
Apollo Investment Corp.                                                                 156,500                       2,658,935
-------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B               (a)                                     126,500                       3,716,570
===============================================================================================================================
                                                                                                                      6,375,505
===============================================================================================================================

AUTOMOBILE MANUFACTURERS--0.95%
Winnebago Industries, Inc.                                                              100,000                       3,449,000
===============================================================================================================================

BROADCASTING & CABLE TV--1.42%
Cumulus Media Inc.-Class A                      (b)                                     175,000                       2,422,000
-------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.-Class A              (b)                                     155,000                       2,723,350
===============================================================================================================================
                                                                                                                      5,145,350
===============================================================================================================================

COMPUTER & ELECTRONICS RETAIL--1.05%
GameStop Corp.-Class A                          (b)                                     200,000                       3,818,000
===============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.87%
Avid Technology, Inc.                           (b)                                      50,000                       3,152,500
===============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.90%
Alliance Data Systems Corp.                     (b)                                      75,000                       3,256,500
===============================================================================================================================


                                      F-1
OPP1-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.61%
Source Interlink Cos., Inc.                     (b)                                     185,000                    $  2,198,725
===============================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--0.72%
CoStar Group Inc.                               (b)                                      60,550                       2,600,622
===============================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.90%
Aeroflex Inc.                                   (b)                                     400,000                       3,848,000
-------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.                              (b)                                      50,000                       3,047,500
===============================================================================================================================
                                                                                                                      6,895,500
===============================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.72%
Merix Corp.                                     (b)                                     285,000                       2,627,700
===============================================================================================================================

HEALTH CARE DISTRIBUTORS--1.41%
Schein (Henry), Inc.                            (b)                                      75,000                       5,104,500
===============================================================================================================================

HEALTH CARE EQUIPMENT--1.10%
Varian Inc.                                     (a)(b)                                  100,000                       3,993,000
===============================================================================================================================

HEALTH CARE FACILITIES--2.03%
Kindred Healthcare, Inc.                        (a)(b)                                  100,000                       2,739,000
-------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.                                (b)                                     250,000                       4,637,500
===============================================================================================================================
                                                                                                                      7,376,500
===============================================================================================================================

HEALTH CARE SERVICES--2.02%
Accredo Health, Inc.                            (b)                                     100,000                       2,978,000
-------------------------------------------------------------------------------------------------------------------------------
Amedisys, Inc.                                  (a)(b)                                   42,300                       1,273,230
-------------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.                              (a)(b)                                  200,000                       3,086,000
===============================================================================================================================
                                                                                                                      7,337,230
===============================================================================================================================

HOMEBUILDING--1.30%
Ryland Group, Inc. (The)                                                                 73,000                       4,735,510
===============================================================================================================================

INDUSTRIAL GASES--0.97%
Airgas, Inc.                                                                            150,000                       3,528,000
===============================================================================================================================
INTERNET SOFTWARE & SERVICES--1.12%
Ask Jeeves, Inc.                                (b)                                      75,000                       2,127,000
-------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc.                             (b)                                     175,000                       1,925,000
===============================================================================================================================
                                                                                                                      4,052,000
===============================================================================================================================


                                      F-2
OPP1-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--3.20%
Jefferies Group, Inc.                                                                   110,000                    $  4,290,000
-------------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                           235,000                       7,324,950
===============================================================================================================================
                                                                                                                     11,614,950
===============================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
 FUNDS--1.78%
Utilities Select Sector SPDR Fund               (a)                                     227,000                       6,455,880
===============================================================================================================================

IT CONSULTING & OTHER SERVICES--1.60%
Forrester Research, Inc.                        (b)                                     150,000                       2,407,500
-------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc.-Class A                           (b)                                     300,000                       3,390,000
===============================================================================================================================
                                                                                                                      5,797,500
===============================================================================================================================
LEISURE FACILITIES--0.85%
Speedway Motorsports, Inc.                                                               80,000                       3,100,000
===============================================================================================================================

LEISURE PRODUCTS--0.61%
SCP Pool Corp.                                  (a)                                      75,000                       2,229,000
===============================================================================================================================

OIL & GAS DRILLING--1.02%
Patterson-UTI Energy, Inc.                                                              190,000                       3,695,500
===============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.32%
FMC Technologies, Inc.                          (b)                                      66,700                       2,043,021
-------------------------------------------------------------------------------------------------------------------------------
National-Oilwell, Inc.                          (b)                                      75,000                       2,766,000
===============================================================================================================================
                                                                                                                      4,809,021
===============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.28%
Quicksilver Resources Inc.                      (b)                                     105,000                       4,665,150
===============================================================================================================================

PACKAGED FOODS & MEATS--0.49%
Lancaster Colony Corp.                                                                   42,335                       1,791,194
===============================================================================================================================
PHARMACEUTICALS--0.59%
Bone Care International, Inc.                   (b)                                      76,302                       2,159,347
===============================================================================================================================
PUBLISHING--0.65%
Getty Images, Inc.                              (a)(b)                                   34,000                       2,369,800
===============================================================================================================================


                                      F-3
OPP1-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--5.25%
Acadia Realty Trust                                                                     100,000                    $  1,606,000
-------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                    50,000                       2,265,500
-------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                               (a)                                     130,000                       4,043,000
-------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp.                                                                     154,000                       3,589,740
-------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                           (a)(c)                                  105,000                       5,187,000
-------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage, Inc.                                                                 85,000                       2,367,250
===============================================================================================================================
                                                                                                                     19,058,490
===============================================================================================================================

REGIONAL BANKS--2.84%
Cullen/Frost Bankers, Inc.                                                              125,000                       5,870,000
-------------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                                                       100,000                       1,977,000
-------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                               167,000                       2,453,230
===============================================================================================================================
                                                                                                                     10,300,230
===============================================================================================================================

RESTAURANTS--3.39%
Centerplate, Inc.                               (d)                                     200,000                       2,720,000
-------------------------------------------------------------------------------------------------------------------------------
Sonic Corp.                                     (b)                                     150,000                       4,776,000
-------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc.-Class A                   (b)                                     150,000                       4,821,000
===============================================================================================================================
                                                                                                                     12,317,000
===============================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.86%
MKS Instruments, Inc.                           (b)                                     200,000                       3,130,000
===============================================================================================================================

SPECIALTY STORES--3.85%
America's Car-Mart, Inc.                        (b)                                      50,000                       1,850,000
-------------------------------------------------------------------------------------------------------------------------------
Bombay Co., Inc. (The)                          (b)                                     600,000                       3,528,000
-------------------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc.                             (b)                                      50,000                       2,862,500
-------------------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.                     (a)(b)                                  100,000                       3,797,000
-------------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                                  69,300                       1,959,111
===============================================================================================================================
                                                                                                                     13,996,611
===============================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.92%
Anixter International Inc.                                                              100,000                       3,343,000
===============================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.09%
PMI Group, Inc. (The)                           (a)(c)                                  100,000                       3,977,000
===============================================================================================================================

TRUCKING--2.24%
Landstar System, Inc.                           (b)                                     120,000                       4,173,600
-------------------------------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.                 (b)                                     112,500                       3,976,875
===============================================================================================================================
                                                                                                                       8,150,47
===============================================================================================================================

Total Domestic Common Stocks & Other Equity
Interests  (Cost $178,533,856)                                                                                      220,964,269
===============================================================================================================================


                                      F-4
OPP1-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--10.43%
BERMUDA--1.32%
Helen of Troy Ltd. (Household Appliances)       (b)                                     150,000                    $  4,794,000
===============================================================================================================================

CANADA--7.40%
Fording Canadian Coal Trust (Diversified
 Metals & Mining)                                                                       105,000                       8,344,494
-------------------------------------------------------------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance) (Acquired 12/09/04;
  Cost $1,547,963)                              (b)(e)(f)                                72,400                       1,886,793
-------------------------------------------------------------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance)                                    (b)                                     155,300                       4,047,223
-------------------------------------------------------------------------------------------------------------------------------
Stornoway Diamond Corp. (Precious Metals &
  Minerals)                                     (b)                                   1,500,000                       2,018,615
-------------------------------------------------------------------------------------------------------------------------------
Teck Cominco Ltd.-Class B (Diversified
  Metals & Mining)                                                                      200,000                       6,043,757
-------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Oil & Gas
  Exploration & Production)                     (b)                                      88,000                       4,534,640
===============================================================================================================================
                                                                                                                     26,875,522
===============================================================================================================================

UNITED KINGDOM--1.71%
Pan-Ocean Energy Corp. Ltd. (Oil & Gas
  Exploration & Production)                     (b)                                     275,000                       6,204,924
===============================================================================================================================
Total Foreign Stocks & Other Equity Interests
 (Cost $30,949,435)                                                                                                  37,874,446
===============================================================================================================================

                                                                                      PRINCIPAL
                                                                                       AMOUNT

U.S. TREASURY BILLS--0.96%
 2.15%, 03/17/05 (Cost $3,490,786)              (g)                                 $ 3,500,000(h)                    3,490,786
===============================================================================================================================
REPURCHASE AGREEMENTS--5.31%
Barclays Capital Inc.-New York Branch
  (United Kingdom), 2.50%, 02/01/05
  (Cost $19,300,000)                            (i)                                  19,300,000                      19,300,000
===============================================================================================================================


                                                                                        SHARES

MONEY MARKET FUNDS--22.47%
Liquid Assets Portfolio-Institutional Class     (j)                                  40,804,632                      40,804,632
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (j)                                  40,804,632                      40,804,632
===============================================================================================================================

Total Money Market Funds (Cost $81,609,264)                                                                          81,609,264
===============================================================================================================================

TOTAL INVESTMENTS--100.00%
  (Cost $313,883,341)                                                                                              $363,238,765
===============================================================================================================================


                                      F-5
OPP1-QTR-1


                                                                                        SHARES
                                                                                         SOLD                          MARKET
                                                                                         SHORT                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--2.34% (K)
COMMON STOCKS--2.34%
BIOTECHNOLOGY--0.89%
Gen-Probe Inc.                                                                           66,436                    $  3,242,741
===============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.67%
Intrawest Corp. (Canada)                                                                125,000                       2,431,250
===============================================================================================================================

RESTAURANTS--0.78%
Landry's Restaurants, Inc.                                                              100,000                       2,820,000
===============================================================================================================================

Total Common Stock Securities Sold Short
  (Total Proceeds $8,426,186)                                                                                      $  8,493,991
===============================================================================================================================



Investment Abbreviations:

SPDR                                       Standard & Poor's Depository Receipts

Notes to Schedule of Investments:


(a) A portion of this security is subject to call options written. See Note 1F and Note 3.

(b) Non-income producing security.

(c) A portion of this security is subject to put options written. See Note 1G and Note 3.

(d) Consists of more than one class of securities traded together as a unit. Each unit represents one common share and one 13.50% subordinated note with a $5.70 principal amount.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at January 31, 2005 represented 0.52% of the Fund's Total Investements. This security is considered to be illiquid.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at January 31, 2005 represented 0.52% of the Fund's Total Investments. See Note 1A.

(g) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.

(i) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $382,249,517. Collateralized by $394,138,000 U.S. Government obligations, 0% to 2.63% due 02/25/05 to 11/15/06 with an aggregate market value at 01/31/05 of $389,868,284. The amount to be received upon repurchase by the Fund is $19,301,340.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) Collateral on short sales was segregated by the Fund in the amount of $15,570,550 which represents 183.31% of market value of securities sold short.

See accompanying notes which are an integral part of this schedule.


                                      F-6
OPP1-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following


                                      F-7
OPP1-QTR-1
    procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

        The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


                                      F-8
OPP1-QTR-1

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

        An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

G. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is


                                      F-9
OPP1-QTR-1
    exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                       MARKET                                  UNREALIZED        MARKET                  REALIZED
                                       VALUE       PURCHASES      PROCEEDS     APPRECIATION      VALUE      DIVIDEND       GAIN
FUND                                  10/31/04      AT COST      FROM SALES   (DEPRECIATION)    01/31/05     INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-            $ 32,797,943  $26,340,053  $(18,333,364)  $          --   $ 40,804,632  $214,867    $       --
Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional    32,797,943   26,340,053   (18,333,364)             --     40,804,632   219,516            --
Class
====================================================================================================================================
  TOTAL                             $ 65,595,886  $52,680,106  $(36,666,728)  $          --   $ 81,609,264  $434,383    $       --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 3--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                   CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                   ---------------------------------------------
                                   NUMBER OF    PREMIUMS    NUMBER OF   PREMIUMS
                                   CONTRACTS    RECEIVED    CONTRACTS   RECEIVED
                                   ---------    --------    ---------   --------

Beginning of period                    2,500   $ 133,119           --   $     --
--------------------------------------------------------------------------------
Written                               11,958     868,039        1,000    137,430
--------------------------------------------------------------------------------
Closed                                  (340)    (35,162)          --         --
--------------------------------------------------------------------------------
Exercised                             (1,437)    (75,572)          --         --
--------------------------------------------------------------------------------
Expired                               (2,923)   (171,902)          --         --
================================================================================
End of period                          9,758   $ 718,522        1,000   $137,430
________________________________________________________________________________
================================================================================


                                      F-10
OPP1-QTR-1

                                          OPEN OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------
                                                                                     JANUARY 31,
                                                                                        2005          UNREALIZED
                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS       MARKET        APPRECIATION
                                      MONTH       PRICE    CONTRACTS    RECEIVED        VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CALLS
------------------------------------------------------------------------------------------------------------------
Amedisys, Inc.                        Feb-05     $ 30.0          423    $ 51,604        $ 52,875    $      (1,271)
------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                     Mar-05       35.0          650      50,699           4,875           45,824
------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.      Feb-05       60.0          155      19,684          12,013            7,671
------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B     Feb-05       30.0          440      36,519          12,100           24,419
------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.                    Feb-05       70.0          340      27,301          51,850          (24,549)
------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.                    Feb-05       17.5        1,000      67,998          12,500           55,498
------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.              Feb-05       30.0          270      11,961           3,375            8,586
------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.              Mar-05       30.0          730      36,192          27,375            8,817
------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.           Feb-05       40.0        1,000      42,999          27,500           15,499
------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                 Apr-05       55.0          800      51,398          18,000           33,398
------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.                        Feb-05       30.0          750      71,000          75,000           (4,000)
------------------------------------------------------------------------------------------------------------------
Sonic Solutions                       Feb-05       20.0        1,500      89,872          52,500           37,372
------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund     Mar-05       27.0          700      44,099         110,250          (66,151)
------------------------------------------------------------------------------------------------------------------
Varian Inc.                           Feb-05       40.0        1,000     117,196         112,500            4,696
==================================================================================================================
                                                               9,758    $718,522        $572,713    $     145,809
==================================================================================================================
PUTS
------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                 Mar-05       40.0          700      92,432         105,000          (12,568)
------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                 Feb-05       50.0          300      44,998          42,750            2,248
==================================================================================================================
                                                               1,000    $137,430        $147,750    $     (10,320)
==================================================================================================================
Total outstanding options written                             10,758    $855,952        $720,463    $     135,489
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 4--FUTURES CONTRACTS

On January 31, 2005, $394,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.


                      OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                                                                  UNREALIZED
                       NO. OF         MONTH/        MARKET       APPRECIATION
CONTRACT              CONTRACTS     COMMITMENT       VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
Russell 2000 Index          125    Mar-05/Long    $7,817,500    $    (306,620)
================================================================================


                                      F-11
OPP1-QTR-1

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $84,148,452 and $133,791,171, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                           $ 53,216,601
--------------------------------------------------------------------------------
  Securities sold short                                                149,792
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                             (4,695,309)
--------------------------------------------------------------------------------
  Securities sold short                                               (217,597)
================================================================================
Net unrealized appreciation of investment securities              $ 48,453,487
================================================================================

Cost of investments for tax purposes is $314,717,473.

Proceeds from securities sold short are the same for tax and financial statement purposes.


                                      F-12
OPP1-QTR-1

                            AIM OPPORUNITIES II FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            OPP2-QTR-1 1/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)



                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS--60.65%
AEROSPACE & DEFENSE--1.52%
Engineered Support Systems, Inc.                (a)                                      20,000                    $  1,160,200
-------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                   25,000                       1,072,500
===============================================================================================================================
                                                                                                                      2,232,700
===============================================================================================================================

AIR FREIGHT & LOGISTICS--0.49%
Forward Air Corp.                               (b)                                      17,000                         724,455
===============================================================================================================================

APPAREL RETAIL--2.92%
Pacific Sunwear of California, Inc.             (b)                                      53,300                       1,305,317
-------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                               (a)                                      50,000                       1,431,000
-------------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                      57,200                       1,548,404
===============================================================================================================================
                                                                                                                      4,284,721
===============================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.20%
Jones Apparel Group, Inc.                                                                52,300                       1,758,849
===============================================================================================================================

APPLICATION SOFTWARE--0.99%
Henry (Jack) & Associates, Inc.                                                          70,000                       1,455,300
===============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.13%
Apollo Investment Corp.                                                                  61,500                       1,044,885
-------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B               (a)                                      52,000                       1,527,760
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                         26,250                       2,027,288
===============================================================================================================================
                                                                                                                      4,599,933
===============================================================================================================================

AUTO PARTS & EQUIPMENT--3.66%
American Axle & Manufacturing Holdings, Inc.                                             25,000                         671,250
-------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                           100,000                       4,715,000
===============================================================================================================================
                                                                                                                      5,386,250
===============================================================================================================================

BIOTECHNOLOGY--1.17%
Invitrogen Corp.                                (b)                                      25,000                       1,717,750
===============================================================================================================================

BROADCASTING & CABLE TV--1.54%
Cox Radio, Inc.-Class A                         (b)                                      60,000                         945,600
-------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.-Class A              (b)                                      75,000                       1,317,750
===============================================================================================================================
                                                                                                                      2,263,350
===============================================================================================================================


                                      F-1
OPP2-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.28%
Comverse Technology, Inc.                       (b)                                     150,000                    $  3,352,500
===============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.66%
DST Systems, Inc.                               (b)                                      20,000                         969,600
===============================================================================================================================

ELECTRIC UTILITIES--1.03%
PPL Corp.                                                                                28,000                       1,512,000
===============================================================================================================================

EMPLOYMENT SERVICES--0.62%
Robert Half International Inc.                                                           30,000                         910,200
===============================================================================================================================

GENERAL MERCHANDISE STORES--1.54%
Dollar Tree Stores, Inc.                        (b)                                      58,500                       1,592,955
-------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                      (a)                                      20,000                         669,000
===============================================================================================================================
                                                                                                                      2,261,955
===============================================================================================================================

GOLD--0.71%
Newmont Mining Corp.                                                                     25,000                       1,039,750
===============================================================================================================================

HEALTH CARE DISTRIBUTORS--1.39%
Henry Schein, Inc.                              (b)                                      30,000                       2,041,800
===============================================================================================================================

HEALTH CARE EQUIPMENT--0.77%
Kinetic Concepts, Inc.                          (b)                                      17,500                       1,137,500
===============================================================================================================================

HEALTH CARE FACILITIES--0.79%
Community Health Systems Inc.                   (b)                                      40,000                       1,159,200
===============================================================================================================================

HEALTH CARE SERVICES--2.67%
Caremark Rx, Inc.                               (b)                                      60,000                       2,346,000
-------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                    (b)                                      37,500                       1,573,500
===============================================================================================================================
                                                                                                                      3,919,500
===============================================================================================================================

HOMEBUILDING--1.32%
Ryland Group, Inc. (The)                                                                 30,000                       1,946,100
===============================================================================================================================

INDUSTRIAL GASES--1.12%
Airgas, Inc.                                                                             70,000                       1,646,400
===============================================================================================================================

INTERNET SOFTWARE & SERVICES--0.56%
CNET Networks, Inc.                             (b)                                      75,000                         825,000
===============================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.00%
Jefferies Group, Inc.                                                                    46,000                       1,794,000
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                            20,000                       1,823,800
-------------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                            72,500                       2,259,825
===============================================================================================================================
                                                                                                                      5,877,625
===============================================================================================================================


                                      F-2
OPP2-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - EXCHANGE TRADED
FUNDS--1.86%
Utilities Select Sector SPDR Fund               (a)                                      96,000                    $  2,730,240
===============================================================================================================================

LIFE & HEALTH INSURANCE--0.87%
AFLAC Inc.                                                                               32,200                       1,272,222
===============================================================================================================================

OIL & GAS DRILLING--1.96%
Patterson-UTI Energy, Inc.                                                               80,000                       1,556,000
-------------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                (b)                                      47,000                       1,323,520
===============================================================================================================================
                                                                                                                      2,879,520
===============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.14%
BJ Services Co.                                                                          35,000                       1,681,750
===============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.33%
Devon Energy Corp.                                                                       30,000                       1,220,100
-------------------------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.                       (b)                                      22,500                         737,775
===============================================================================================================================
                                                                                                                      1,957,875
===============================================================================================================================

PACKAGED FOODS & MEATS--0.75%
Lancaster Colony Corp.                                                                   25,900                       1,095,829
===============================================================================================================================

PHARMACEUTICALS--0.61%
Watson Pharmaceuticals, Inc.                    (b)                                      30,000                         894,900
===============================================================================================================================

PUBLISHING--0.65%
Getty Images, Inc.                              (a)(b)                                   13,800                         961,860
===============================================================================================================================

RAILROADS--1.35%
Norfolk Southern Corp.                                                                   57,000                       1,990,440
===============================================================================================================================

REAL ESTATE--4.51%
Camden Property Trust                                                                    20,000                         906,200
-------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                               (a)                                      53,000                       1,648,300
-------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                          (a)                                      74,000                       3,106,520
-------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage, Inc.                                                                 35,000                         974,750
===============================================================================================================================
                                                                                                                      6,635,770
===============================================================================================================================

REGIONAL BANKS--2.07%
Compass Bancshares, Inc.                                                                 25,000                       1,170,750
-------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                               40,000                       1,878,400
===============================================================================================================================
                                                                                                                      3,049,150
===============================================================================================================================

RESTAURANTS--0.90%
Brinker International, Inc.                     (b)                                      35,000                       1,316,350
===============================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.53%
Novellus Systems, Inc.                          (a)(b)                                   30,000                         784,500
===============================================================================================================================


                                      F-3
OPP2-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES--1.42%
PETsMART, Inc.                                                                           42,500                    $  1,284,775
-------------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                                  28,200                         797,214
===============================================================================================================================
                                                                                                                      2,081,989
===============================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.19%
CDW Corp.                                                                                30,000                       1,755,000
===============================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.41%
MGIC Investment Corp.                                                                    29,800                       1,904,220
-------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                           (c)                                      41,000                       1,630,570
===============================================================================================================================
                                                                                                                      3,534,790
===============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.02%
Nextel Partners, Inc.-Class A                   (b)                                      75,000                       1,491,750
===============================================================================================================================

Total Domestic Common Stocks & Other Equity
  Interests (Cost $74,664,009)                                                                                       89,136,373
===============================================================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--11.33%
BERMUDA--1.12%
Everest Re Group, Ltd. (Reinsurance)            (a)                                      19,000                       1,651,100
===============================================================================================================================

CANADA--9.72%
Barrick Gold Corp. (Gold)                                                                31,000                         677,660
-------------------------------------------------------------------------------------------------------------------------------
Cameco Corp. (Diversified Metals & Mining)                                               97,500                       3,347,033
-------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                                                28,500                       1,694,325
-------------------------------------------------------------------------------------------------------------------------------
Fording Canadian Coal Trust (Diversified
  Metals & Mining)                                                                       40,000                       3,178,855
-------------------------------------------------------------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance)                                    (b)                                      62,400                       1,626,186
-------------------------------------------------------------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance) (Acquired 12/09/04;
  Cost $622,178)                                (b)(d)(e)                                29,100                         758,366
-------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Integrated Telecommunications
  Services)                                                                              39,400                       1,101,720
-------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Oil & Gas Exploration
  & Production)                                 (b)                                      37,000                       1,906,610
===============================================================================================================================
                                                                                                                     14,290,755
===============================================================================================================================

HONG KONG--0.49%
Henderson Land Development Co. Ltd. (Real
  Estate Management & Development)              (f)                                     151,000                         716,382
-------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks & Other Equity
  Interests (Cost $13,625,242)                                                                                       16,658,237
===============================================================================================================================

                                                                                      PRINCIPAL
                                                                                        AMOUNT

U.S. TREASURY BILLS--0.68%
 2.15%, 03/17/05 (Cost $997,368)                (g)                                 $ 1,000,000(h)                      997,367
===============================================================================================================================


                                      F-4
OPP2-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--22.24%
Liquid Assets Portfolio-Institutional Class      (i)                                 16,343,459                    $ 16,343,459
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (i)                                 16,343,459                      16,343,459
===============================================================================================================================
Total Money Market Funds (Cost $32,686,918)                                                                          32,686,918
===============================================================================================================================

                                                                                      PRINCIPAL
                                                                                        AMOUNT

REPURCHASE AGREEMENTS--5.10%
Barclays Capital Inc.-New York Branch
 (United Kingdom), 2.50%, 02/01/05
 (Cost $7,500,000)                              (j)                                 $ 7,500,000                       7,500,000
===============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $129,473,537)                                                                    $146,978,895
===============================================================================================================================

                                                                                        SHARES
                                                                                         SOLD
                                                                                        SHORT
===============================================================================================================================
SECURITIES SOLD SHORT--0.91% (k)
COMMON STOCKS--0.91%
BIOTECHNOLOGY--0.91%
Gen-Probe Inc.                                                                           27,400                       1,337,394
===============================================================================================================================

Total Common Stock Securities Sold Short
  (Total Proceeds $1,297,531)                                                                                      $  1,337,394
===============================================================================================================================


Investment Abbreviations:

SPDR                                       Standard & Poor's Depository Receipts

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 1G and Note 3.

(b) Non-income producing security.

(c) A portion of this security is subject to put options written. See Note 1H and Note 3.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at January 31, 2005 represented 0.52% of the Fund's Total Investments. This security is considered to be illiquid.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at January 31, 2005 represented 0.52% of the Fund's Total Investments. See Note 1A.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at January 31, 2005 represented 0.49% of the Fund's Total Investments. See Note 1A.

(g) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


                                       F-5
OPP2-QTR-1

(j) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $382,249,517. Collateralized by $394,138,000 U.S. Government obligations, 0% to 2.63% due 02/25/05 to 11/15/06 with an aggregate market value at 01/31/05 of $389,868,284. The amount to be received upon repurchase by the Fund is $7,500,521. .

(k) Collateral on short sales was segregated by the Fund in the amount of $2,066,240 which represents 154.50% of market value of the security sold short.

See accompanying notes which are an integral part of this schedule.


                                      F-6
OPP2-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


                                      F-7
OPP2-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

        The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income


                                      F-8
OPP2-QTR-1

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

        An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.


                                      F-9
OPP2-QTR-1

H. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                       MARKET                                   UNREALIZED       MARKET                  REALIZED
                                       VALUE       PURCHASES     PROCEEDS      APPRECIATION      VALUE      DIVIDEND       GAIN
FUND                                  10/31/04      AT COST     FROM SALES    (DEPRECIATION)    01/31/05     INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-            $ 12,473,814  $10,971,796  $ (7,102,151)  $          --   $ 16,343,459  $ 82,073   $         --
Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime                            12,473,814   10,971,796    (7,102,151)             --     16,343,459    83,747             --
Portfolio-
Institutional Class
====================================================================================================================================
TOTAL                               $ 24,947,628  $21,943,592  $ (14,204,302) $          --   $ 32,686,918  $165,820   $         --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


                                      F-10
OPP2-QTR-1

NOTE 3--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                   CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                   ---------------------------------------------
                                   NUMBER OF    PREMIUMS    NUMBER OF  PREMIUMS
                                   CONTRACTS    RECEIVED    CONTRACTS  RECEIVED
                                   ---------    --------    ---------  ---------

Beginning of period                      695    $  83,562          --  $     --
--------------------------------------------------------------------------------
Written                                5,199      500,492       1,450   135,011
--------------------------------------------------------------------------------
Closed                                  (280)     (26,798)         --        --
--------------------------------------------------------------------------------
Exercised                             (2,484)    (289,560)       (250)  (21,999)
--------------------------------------------------------------------------------
Expired                                 (727)     (84,580)       (550)  (20,900)
================================================================================
End of period                          2,403    $ 183,116         650  $ 92,112
________________________________________________________________________________
================================================================================

                                      OPEN OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------
                                                                                     JANUARY 31,
                                                                                        2005          UNREALIZED
                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS       MARKET        APPRECIATION
                                      MONTH       PRICE    CONTRACTS    RECEIVED        VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CALLS
------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.       Feb-05    $ 60.0           65    $  8,255     $     5,038    $       3,217
------------------------------------------------------------------------------------------------------------------
Everest Re Group, Ltd. (Bermuda)       Feb-05      90.0           90      19,305           4,500           14,805
------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.             Feb-05      32.5          200      13,100          27,500          (14,400)
------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B      Feb-05      30.0          180      14,940           4,950            9,990
------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.                     Feb-05      70.0          138      11,081          21,045           (9,964)
------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                      Feb-05      30.0          500      26,499          16,250           10,249
------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                      Mar-05      35.0          260      20,279           1,950           18,329
------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                 Mar-05      27.5          300      21,899          19,500            2,399
------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund      Mar-05      27.0          300      18,899          47,250          (28,351)
------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                 Apr-05      45.0          370      28,859           8,325           20,534
==================================================================================================================
                                                               2,403    $183,116     $   156,308    $      26,808
==================================================================================================================
PUTS
------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                  Feb-05    $ 50.0          350    $ 52,498     $    49,875    $       2,623
------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                  Mar-05      40.0          300      39,614          45,000           (5,386)
==================================================================================================================
                                                                 650    $ 92,112     $    94,875    $      (2,763)
==================================================================================================================
Total outstanding options written                              3,053    $275,228     $   251,183    $      24,045
__________________________________________________________________________________________________________________
==================================================================================================================


                                      F-11
OPP2-QTR-1

NOTE 4--FUTURES CONTRACTS

On January 31, 2005, $394,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                                                                  UNREALIZED
                       NO. OF         MONTH/        MARKET       APPRECIATION
CONTRACT              CONTRACTS     COMMITMENT       VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
S&P MidCap 400 Index        125    Mar-05/Long    $8,088,750    $      (131,625)
================================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $33,803,291 and $65,691,409, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  19,212,993
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                              (2,062,398)
--------------------------------------------------------------------------------
  Securities sold short                                                 (39,863)
================================================================================
Net unrealized appreciation of investment securities              $  17,110,732
================================================================================

Cost of investments for tax purposes is $129,828,300.


Proceeds from securities sold short are the same for tax and financial statement purposes.


                                      F-12
OPP2-QTR-1

                            AIM OPPORUNITIES III FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            OPP3-QTR-1 1/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)


                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--86.26%
AEROSPACE & DEFENSE--4.35%
Rockwell Collins, Inc.                                                                   20,000                    $    858,000
-------------------------------------------------------------------------------------------------------------------------------
Rolls-Royce Group PLC (United Kingdom)          (a)(b)                                  420,278                       2,068,648
-------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                20,000                       2,013,600
===============================================================================================================================
                                                                                                                      4,940,248
===============================================================================================================================

AIR FREIGHT & LOGISTICS--1.32%
United Parcel Service, Inc.-Class B                                                      20,000                       1,493,600
===============================================================================================================================

APPAREL RETAIL--1.26%
Ross Stores, Inc.                               (c)                                      50,000                       1,431,000
===============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.68%
Legg Mason, Inc.                                                                         24,750                       1,911,443
===============================================================================================================================

AUTO PARTS & EQUIPMENT--0.47%
American Axle & Manufacturing Holdings, Inc.                                             20,000                         537,000
===============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.26%
First Data Corp.                                                                         35,000                       1,425,900
===============================================================================================================================

DIVERSIFIED BANKS--3.26%
Bank of America Corp.                           (d)                                      25,000                       1,159,250
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                        41,400                       2,537,820
===============================================================================================================================
                                                                                                                      3,697,070
===============================================================================================================================

DIVERSIFIED METALS & MINING--4.76%
BHP Billiton Ltd.-ADR (Australia)                                                       102,800                       2,623,456
-------------------------------------------------------------------------------------------------------------------------------
Fording Canadian Coal Trust (Canada)                                                     35,000                       2,781,498
===============================================================================================================================
                                                                                                                      5,404,954
===============================================================================================================================

ELECTRIC UTILITIES--1.05%
PPL Corp.                                                                                22,000                       1,188,000
===============================================================================================================================
GOLD--1.21%
Barrick Gold Corp. (Canada)                                                              25,000                         546,500
-------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.                                                                     20,000                         831,800
===============================================================================================================================
                                                                                                                      1,378,300
===============================================================================================================================


                                      F-1
OPP3-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--0.96%
Guidant Corp.                                                                            15,000                    $  1,087,350
===============================================================================================================================

HOME IMPROVEMENT RETAIL--1.91%
Home Depot, Inc. (The)                                                                   52,600                       2,170,276
===============================================================================================================================

HOUSEHOLD PRODUCTS--4.79%
Colgate-Palmolive Co.                           (c)                                      50,000                       2,627,000
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                      (c)                                      52,800                       2,810,544
===============================================================================================================================
                                                                                                                      5,437,544
===============================================================================================================================

HYPERMARKETS & SUPER CENTERS--2.31%
Wal-Mart Stores, Inc.                                                                    50,000                       2,620,000
===============================================================================================================================

INDUSTRIAL CONGLOMERATES--3.58%
General Electric Co.                                                                    112,600                       4,068,238
===============================================================================================================================

INTEGRATED OIL & GAS--8.46%
ChevronTexaco Corp.                                                                      56,000                       3,046,400
-------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                  (c)                                      14,000                       1,299,060
-------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                       102,000                       5,263,200
===============================================================================================================================
                                                                                                                      9,608,660
===============================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.75%
Telus Corp.-Class A (Canada)                                                             30,600                         855,651
===============================================================================================================================

INVESTMENT BANKING & BROKERAGE--6.83%
Bear Stearns Cos. Inc. (The)                    (c)                                      35,000                       3,537,100
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                            19,500                       1,778,205
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                20,000                       1,201,400
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           22,000                       1,231,120
===============================================================================================================================
                                                                                                                      7,747,825
===============================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
  FUNDS--4.41%
iShares MSCI Emerging Markets Index                                                       6,300                       1,264,914
-------------------------------------------------------------------------------------------------------------------------------
streetTRACKS Gold Trust                         (a)                                      30,000                       1,266,600
-------------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund               (c)                                      87,000                       2,474,280
===============================================================================================================================
                                                                                                                      5,005,794
===============================================================================================================================

LIFE & HEALTH INSURANCE--0.94%
AFLAC Inc.                                                                               26,900                       1,062,819
===============================================================================================================================

OIL & GAS DRILLING--0.99%
Rowan Cos., Inc.                                (a)                                      40,000                       1,126,400
===============================================================================================================================


                                      F-2
OPP3-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.52%
Spinnaker Exploration Co.                       (a)                                      18,000                    $    590,220
===============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.60%
Citigroup Inc.                                                                           83,200                       4,080,960
===============================================================================================================================

PHARMACEUTICALS--4.10%
Merck & Co. Inc.                                                                         88,600                       2,485,230
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                              90,000                       2,174,400
===============================================================================================================================
                                                                                                                      4,659,630
===============================================================================================================================

PUBLISHING--1.23%
Gannett Co., Inc.                                                                        17,500                       1,400,700
===============================================================================================================================

RAILROADS--2.73%
Canadian National Railway Co. (Canada)                                                   26,250                       1,560,563
-------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                   44,000                       1,536,480
===============================================================================================================================
                                                                                                                      3,097,043
===============================================================================================================================

REAL ESTATE--4.18%
Boston Properties, Inc.                                                                  15,000                         866,700
-------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                  (c)                                      75,000                       2,098,500
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                      (c)(d)                                   30,000                       1,779,000
===============================================================================================================================
                                                                                                                      4,744,200
===============================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.52%
Cheung Kong (Holdings) Ltd. (Hong Kong)         (b)                                      64,000                         586,861
===============================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.59%
KLA-Tencor Corp.                                (a)(c)                                   25,000                       1,156,250
-------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                          (a)(c)                                   25,000                         653,750
===============================================================================================================================
                                                                                                                      1,810,000
===============================================================================================================================

SOFT DRINKS--4.13%
Coca-Cola Co. (The)                                                                      72,000                       2,987,280
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                            31,600                       1,696,920
===============================================================================================================================
                                                                                                                      4,684,200
===============================================================================================================================

SYSTEMS SOFTWARE--2.55%
Microsoft Corp.                                                                         110,100                       2,893,428
===============================================================================================================================

THRIFTS & MORTGAGE FINANCE--4.56%
Freddie Mac                                                                              39,000                       2,546,310
-------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                    24,000                       1,533,600
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                  27,300                       1,101,555
===============================================================================================================================
                                                                                                                      5,181,465
===============================================================================================================================

Total Common Stock & Other Equity Interests
(Cost $87,237,629)                                                                                                   97,926,779
===============================================================================================================================


                                      F-3
OPP3-QTR-1

                                                                                                                       MARKET
                                                                                        SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--13.74%
Liquid Assets Portfolio-Institutional Class     (e)                                   7,796,051                    $  7,796,051
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (e)                                   7,796,051                       7,796,051
===============================================================================================================================
Total Money Market Funds (Cost $15,592,102)                                                                          15,592,102
===============================================================================================================================
TOTAL INVESTMENTS--100.00%
  (Cost $102,829,731)                                                                                               113,518,881
===============================================================================================================================

                                                                                        SHARES
                                                                                         SOLD
                                                                                        SHORT

SECURITIES SOLD SHORT--0.63%                    (f)
COMMON STOCKS--0.63%
OIL & GAS EXPLORATION & PRODUCTION--0.63%
Unocal Corp. (Total proceeds $680,978)                                                   15,000                    $   713,550
===============================================================================================================================


Investment Abbreviations:


ADR -- American Depositary receipt

Notes to Schedule of Investments:


(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $2,655,509, which represented 2.34% of the Fund's Total Investments. See
    Note 1A.

(c) A portion of this security is subject to call options written. See Note 1F and Note 3.

(d) A portion of this security is subject to put options written. See Note 1G and Note 3.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) Collateral on short sales was segregated by the Fund in the amount of $1,062,819, which represents 148.95% of the market value of securities sold short.


See accompanying notes which are an integral part of this schedule.


                                      F-4
OPP3-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to


                                   F-5
OPP3-QTR-1
    reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on


                                      F-6
OPP3-QTR-1
    securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

        An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.


                                      F-7
OPP3-QTR-1

G. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.



                                       MARKET                                  UNREALIZED        MARKET                  REALIZED
                                       VALUE       PURCHASES      PROCEEDS     APPRECIATION      VALUE      DIVIDEND       GAIN
FUND                                  10/31/04      AT COST      FROM SALES   (DEPRECIATION)    01/31/05     INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                       $  5,724,049  $13,678,514  $ (11,606,512) $           --  $  7,796,051  $ 41,009    $        --
Portfolio-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime                             5,724,049   13,678,514    (11,606,512)             --     7,796,051    41,902             --
Portfolio-Institutional Class
====================================================================================================================================
  TOTAL                             $ 11,448,098  $27,357,028  $ (23,213,024) $           --  $ 15,592,102  $ 82,911    $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================



NOTE 3--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                   CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                   ---------------------------------------------
                                   NUMBER OF    PREMIUMS    NUMBER OF  PREMIUMS
                                   CONTRACTS    RECEIVED    CONTRACTS  RECEIVED
                                   ---------    --------    ---------  ---------

Beginning of period                      246    $  26,649          --  $      --
--------------------------------------------------------------------------------
Written                                6,286      608,520       2,380    117,336
--------------------------------------------------------------------------------
Closed                                  (975)    (103,852)         --         --
--------------------------------------------------------------------------------
Exercised                             (1,846)    (191,569)       (430)   (27,489)
--------------------------------------------------------------------------------
Expired                                 (796)     (83,931)     (1,000)   (39,499)
================================================================================
End of period                          2,915    $ 255,817         950  $  50,348
================================================================================


                                      F-8
OPP3-QTR-1

                                          OPEN OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------
                                                                                     JANUARY 31,
                                                                                        2005          UNREALIZED
                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS       MARKET        APPRECIATION
                                      MONTH       PRICE    CONTRACTS    RECEIVED        VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CALLS

Bear Stearns Cos. Inc. (The)           Mar-05    $ 100.0        120     $ 39,239     $   41,400     $      (2,161)
------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                  Feb-05       50.0        250       34,249         68,125           (33,876)
------------------------------------------------------------------------------------------------------------------
ConocoPhillips                         Feb-05       95.0         45        2,160          2,138                22
------------------------------------------------------------------------------------------------------------------
ConocoPhillips                         Feb-05       90.0         50        3,900         16,500           (12,600)
------------------------------------------------------------------------------------------------------------------
Equity Office Property Trust           Feb-05       30.0        150       10,200          1,500             8,700
------------------------------------------------------------------------------------------------------------------
Equity Office Property Trust           Apr-05       30.0        450       22,600         10,124            12,476
------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                       Feb-05       47.5        250       19,499         19,375               124
------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                 Mar-05       27.5        250       18,249         16,250             1,999
------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)             Mar-05       55.0        150       26,549          7,500            19,049
------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                      Feb-05       30.0        500       36,499         16,250            20,249
------------------------------------------------------------------------------------------------------------------
Utilities MSCI Emerging Markets Index  Mar-05       27.0        400       25,199         63,000           (37,801)
------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.             Feb-05       65.0        300       17,474          3,000            14,474
==================================================================================================================
                                                              2,915     $255,817     $  265,162      $     (9,345)
==================================================================================================================

PUTS

Bank of America Corp.                  Feb-05     $ 45.0        250     $ 10,749     $    3,750      $      6,999
------------------------------------------------------------------------------------------------------------------
Duke Power Co.                         Feb-05       25.0        550       26,399          4,125            22,274
------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.             Feb-05       60.0        150       13,200         33,000           (19,800)
==================================================================================================================
                                                                950     $ 50,348     $   40,875      $      9,473
==================================================================================================================
Total outstanding options written                             3,865     $306,165     $  306,037      $        128
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $30,405,929 and $48,398,821, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales that have occurred since the prior fiscal year end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                           $  12,209,397
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                              (3,333,831)
--------------------------------------------------------------------------------
  Securities sold short                                                 (32,572)
================================================================================
Net unrealized appreciation of investment securities              $   8,842,994

Cost of investments for tax purposes is $104,643,315.

Securities sold short have the same cost for tax and financial purposes.

                                      F-9
OPP3-QTR-1

Item 2.  Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Special Opportunities Funds

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    April 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.